Understanding our Financial Statements and the Impact to the Common Shareholder (Tables)	3 Months Ended	12 Months Ended
	Jun. 30, 2024	Mar. 31, 2024
Understanding Our Financial Statements And Impact To Common Shareholder
Schedule of Segment Reporting Information, by Segment

(in thousands)	Three Months Ended June 30,
	2024	2023
Operating income (loss)
Ben Liquidity	$(514)	$(903,026)
Ben Custody	1,287	(189,997)
Corporate & Other	44,091	(49,081)
Less: Income tax expense	(28)	—
Less: Net loss attributable to noncontrolling interests - Ben	7,187	30,686
Less: Noncontrolling interest guaranteed payment	(4,356)	(4,105)
Net income (loss) attributable to common shareholders	$47,667	$(1,115,523)

	Year Ended March 31,
(in thousands)	2024	2023
Operating income (loss)
Ben Liquidity	$(1,810,964)	$(46,512)
Ben Custody	(588,811)	24,046
Corporate & Other	(210,169)	(112,845)
Less: Loss on extinguishment of debt, net (intersegment elimination)	3,940	—
Less: Income tax expense (benefit) (allocable to Ben and BCH equityholders)	121	(1,072)
Less: Net loss attributable to noncontrolling interests - Ben	535,157	19,081
Less: Noncontrolling interest guaranteed payment	(16,793)	(15,822)
Net loss attributable to common shareholders	$(2,095,641)	$(130,980)